Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Borrowings
Schedule of borrowings

	2023	2022
	£’000	£’000
Senior secured notes	332,112	347,173
Secured term loan facility	175,223	183,192
Revolving facilities	100,000	100,000
Accrued interest on senior secured notes and revolving facilities	5,961	5,757
	613,296	636,122
Less: non-current portion
Senior secured notes	332,112	347,173
Secured term loan facility	175,223	183,192
Non-current borrowings	507,335	530,365
Current borrowings	105,961	105,757